Deferred Costs - Schedule of Movements of Deferred Costs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning balances (current and non-current)	¥ 328,386	¥ 449,069
Additions	55,831	214,181
Amortizations	(185,710)	(334,864)
Accumulated impairments	(134)	(134)
Ending balances (current and non-current), Net of impairment	198,373	328,252
Deferred costs, current	89,353	158,092	$ 14,021
Deferred costs, non-current	¥ 109,020	¥ 170,160	$ 17,108